Annual Fund Operating Expenses - JPMorgan U.S. Sustainable Leaders Fund - Class R6	Sep. 28, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none
Component2 Other Expenses	0.70%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.67%)
Net Expenses (as a percentage of Assets)	0.34%